SEGMENT INFORMATION - Long lived assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Segment Information
Long-lived assets	$ 17,744	$ 12,160
Americas
Segment Information
Long-lived assets	16,031	$ 12,160
EMEA
Segment Information
Long-lived assets	$ 1,712